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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22691

The First Western Funds Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Linda J. Hoard, Esq.

c/o Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2019

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

FIRST WESTERN FIXED INCOME FUND

SCHEDULE OF INVESTMENTS

November 30, 2019 (Unaudited)

U.S. TREASURY OBLIGATIONS - 23.0%	Coupon	Maturity	Par Value	Value
U.S. Treasury Bonds	6.250%	08/15/23	$750,000	$874,014
U.S. Treasury Bonds	2.375%	08/15/24	1,886,000	1,948,768
U.S. Treasury Notes	2.250%	11/15/24	500,000	514,395
U.S. Treasury Bonds	2.875%	07/31/25	3,116,000	3,316,471
U.S. Treasury Notes	3.000%	10/31/25	2,041,000	2,190,328
U.S. Treasury Notes	2.250%	11/15/25	1,500,000	1,546,523
U.S. Treasury Notes	1.625%	02/15/26	650,000	646,750
U.S. Treasury Notes	2.750%	02/15/28	490,000	527,439
U.S. Treasury Notes	2.875%	05/15/28	1,255,000	1,365,205
U.S. Treasury Bonds	5.250%	11/15/28	1,543,000	1,987,215
U.S. Treasury Bonds	5.250%	02/15/29	1,005,000	1,301,946
U.S. Treasury Notes	1.625%	08/15/29	1,000,000	985,156
U.S. Treasury Bonds	3.000%	05/15/42	1,175,000	1,346,844
Total U.S. Treasury Obligations (Cost $17,830,193)				$18,551,054

U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.2%	Coupon	Maturity	Par Value	Value
Federal Home Loan Bank - 1.5%
Federal Home Loan Bank	2.625%	03/11/22	$300,000	$306,722
Federal Home Loan Bank	2.125%	03/10/23	350,000	355,226
Federal Home Loan Bank	3.250%	03/08/24	535,000	569,704
				1,231,652
Tennessee Valley Authority - 1.7%
Tennessee Valley Authority	7.125%	05/01/30	925,000	1,359,171

Total U.S. Government Agency Obligations (Cost $2,454,405)				$2,590,823

MORTGAGE-BACKED SECURITIES - 41.2%	Coupon	Maturity	Par Value	Value
Commercial - 20.9%
ABN AMRO Mortgage Corporation, Series 2003-12-1A (a)	5.000%	12/25/33	$210,692	$217,728
Bank of America Funding Corporation, Series 2003-J-2A1 (a)	4.227%	11/25/33	481,076	487,955
Bank of America Funding Corporation, Series 2004-A-3A1 (a)	5.017%	02/25/34	168,819	174,184
Bank of America Funding Corporation, Series 2005-E-4A1 (a)	4.634%	03/20/35	12,919	12,988

FIRST WESTERN FIXED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 41.2% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 20.9% (Continued)
Bear Stearns ALT-A Trust, Series 2003-6-2A1 (a)	4.311%	01/25/34	$302,920	$303,940
Centex Home Equity Loan Trust, Series 2004-D-AF6 (b)	5.170%	09/25/34	1,215	1,223
Countrywide Asset-Backed Certificates, Series 2004-6-2A3 (1MO LIBOR + 120) (a)	2.908%	11/25/34	309,728	312,424
Countrywide Asset-Backed Certificates, Series 2005-1-AF5A	5.497%	07/25/35	171,349	175,379
Countrywide Home Loans, Inc., Series 2003-49-A9 (a)	4.043%	12/19/33	85,192	88,035
Credit Suisse First Boston Mortgage Securitization, Series 2004-AR8-2A1 (a)	4.211%	09/25/34	187,974	189,335
CS First Boston Mortgage Securities Company, Series 2002-AR31-4A2 (a)	4.245%	11/25/32	54,928	56,211
CS First Boston Mortgage Securities Company, Series 2003-11-1A31	5.500%	06/25/33	42,164	43,125
GSAA Home Equity Trust, Series 2004-11-2A1 (1MO LIBOR + 66) (a)	2.368%	12/25/34	21,504	21,525
HarborView Mortgage Loan Trust, Series 2003-1-A (a)	4.560%	05/19/33	104,149	107,451
HarborView Mortgage Loan Trust, Series 2004-4-2A (1MO LIBOR + 56) (a)	2.406%	06/19/34	124,812	123,432
Impac CMB Trust, Series 2004-10-4A2 (1MO LIBOR + 94) (a)	2.648%	03/25/35	131,213	129,970
Impac CMB Trust, Series 2005-4-2A1 (1MO LIBOR + 60) (a)	2.308%	05/25/35	361,225	351,583
Impac CMB Trust, 144A, Series 2007-A-A (1MO LIBOR + 50) (a)	2.208%	05/25/37	595,795	604,235
Impac CMB Trust, 144A, Series 2007-A-M1 (1MO LIBOR + 80) (a)	2.508%	05/25/37	592,606	597,453
Impac Secured Assets Corporation, Series 2003-3-A1 (a)	4.950%	08/25/33	51,549	53,001
Impac Secured Assets Corporation, Series 2006-1-2A1 (3MO LIBOR + 35) (a)	2.058%	05/25/36	418,893	407,529

FIRST WESTERN FIXED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 41.2% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 20.9% (Continued)
JPMorgan Alternative Loan Trust, Series 2005-A2-1A1 (1MO LIBOR + 52) (a)	2.228%	01/25/36	$217,473	$218,051
JPMorgan Mortgage Trust, Series 2003-A1 (a)	3.828%	10/25/33	196,030	201,425
JPMorgan Mortgage Trust, Series 2004-A1-4A1 (a)	4.042%	02/25/34	141,556	142,456
JPMorgan Mortgage Trust, Series 2004-A3-SF3 (a)	4.250%	06/25/34	149,788	153,653
JPMorgan Mortgage Trust, Series 2004-A4-2A2 (a)	4.356%	09/25/34	811,899	836,936
JPMorgan Mortgage Trust, Series 2004-A5-2A1 (a)	4.289%	12/25/34	56,105	58,586
JPMorgan Mortgage Trust, 144A, Series 2013-3-A3 (a)	3.393%	07/25/43	210,162	214,317
JPMorgan Mortgage Trust, 144A, Series 2017-2-A3 (a)	3.500%	05/25/47	405,317	412,279
Long Beach Mortgage Loan Trust, Series 2004-4-1A1 (1MO LIBOR + 56) (a)	2.268%	10/25/34	541,147	532,688
Master Adjustable Rate Mortgages Trust, Series 2003-3-2A1 (a)	3.335%	09/25/33	63,297	63,340
Master Asset Securitization Trust, Series 2004-1-3A7	5.250%	01/25/34	160,916	166,655
Merrill Lynch Mortgage Investors Trust, Series 2004-A3-1A (a)	4.325%	05/25/34	162,289	160,633
Merrill Lynch Mortgage Investors Trust, Series 2005-A1-1A (a)	4.657%	12/25/34	393,820	410,844
Nationstar Mortgage Loan Trust, 144A, Series 2013-A-A (a)	3.750%	12/25/52	93,844	95,722
New Century Home Equity Loan Trust, Series 2005-A-A4W (b)	4.685%	08/25/35	198,000	201,683
New Residential Mortgage Loan Trust, 144A, Series 2015-2A-A2	3.750%	08/25/55	493,486	506,516
New Residential Mortgage Loan Trust, 144A, Series 2017-3A-A1	4.000%	04/25/57	527,664	549,980
Opteum Mortgage Acceptance Corporation, Series 2005-5-2AD2 (a)	5.850%	12/25/35	168,364	172,268
Pearl Street Mortgage Company Trust, 144A, Series 2018-2-A3 (a)	3.500%	06/25/48	582,535	589,294

FIRST WESTERN FIXED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 41.2% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 20.9% (Continued)
Sequoia Mortgage Trust, Series 2003-8-A1 (1MO LIBOR + 64) (a)	2.486%	01/20/34	$556,163	$557,452
Sequoia Mortgage Trust, Series 2004-6-A2 (1MO LIBOR + 56) (a)	2.406%	07/20/34	253,932	256,208
Sequoia Mortgage Trust, Series 2012-3-A21 (a)	3.000%	07/25/42	118,540	119,033
Sequoia Mortgage Trust, Series 2012-4-A2 (a)	3.000%	09/25/42	94,372	94,743
Sequoia Mortgage Trust, Series 2013-6-A2	3.000%	05/25/43	801,978	809,121
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1-4A4 (a)	4.448%	02/25/34	208,014	211,428
Structured Asset Investment Loan Trust, Series 2003-BC9-3A2 (1MO LIBOR + 96) (a)	2.668%	08/25/33	20,293	20,318
Structured Asset Mortgage Investments II Trust, Series 2004-AR6-A1A (1MO LIBOR + 70) (a)	2.433%	02/19/35	874,132	867,047
Structured Asset Mortgage Investments, Inc., Series 2003-AR4-A1 (1MO LIBOR + 70) (a)	2.546%	01/19/34	55,197	54,678
Structured Asset Mortgage Investments, Inc., Series 2004-AR4-1A1 (1MO LIBOR + 70) (a)	2.546%	12/19/34	235,252	243,727
Structured Asset Securities Corporation, Series 1998-11-2B1 (a)	4.744%	01/25/32	65,654	64,295
Structured Asset Securities Corporation, Series 1998-11-2B2 (a)	4.744%	01/26/32	55,535	55,326
Structured Asset Securities Corporation, Series 2003-9A-2A1 (a)	4.171%	03/25/33	167,797	170,671
Structured Asset Securities Corporation, Series 2003-34A-5A4 (a)	4.277%	11/25/33	245,895	254,361
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-S3-3A1	5.500%	05/25/33	92,073	95,583
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR7-A7 (a)	4.425%	08/25/33	844,849	863,248
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR8-A (a)	4.430%	08/25/33	364,401	376,285

FIRST WESTERN FIXED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 41.2% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 20.9% (Continued)
Wa-Mu Mortgage Pass-Through Certificates, Series 2002-AR2-A (COF 11 + 125) (a)	2.405%	02/27/34	$151,413	$151,129
Wa-Mu Mortgage Pass-Through Certificates, Series 2005-AR13-A-1A3 (1MO LIBOR + 78) (a)	2.488%	10/25/45	365,224	372,462
Wells Fargo Alternative Loan Trust, Series 2002-1-1A1	6.250%	08/25/32	599,096	635,432
Wendy's Funding, LLC, 144A, Series 2019-1A-A2I	3.783%	06/15/49	403,988	415,267
				16,833,846
Federal Home Loan Mortgage Corporation - 13.3%
FHLMC, Series 2999-ND	4.500%	07/15/20	1,612	1,614
FHLMC, Series 2515-UP	5.500%	10/15/22	32,738	34,002
FHLMC, Series 3827-HA	3.500%	11/15/25	200,326	207,791
FHLMC, Series 4011-ML	3.000%	03/15/27	500,000	514,999
FHLMC, Series 4833-VA	4.000%	11/15/29	686,194	700,561
FHLMC, Series 2569-LD	5.500%	02/15/33	78,610	86,677
FHLMC, Series 3793-UA	4.000%	06/15/33	75,911	80,678
FHLMC, Pool #FG C91859	3.500%	12/01/35	662,620	689,980
FHLMC, Series 3919-BG	3.000%	08/15/39	232,935	235,142
FHLMC, Series 3622-WA	5.500%	09/15/39	441,490	490,432
FHLMC, Series 3843-JA	4.000%	04/15/40	63,578	66,655
FHLMC, Series 4088-PA	3.000%	12/15/40	853,140	873,156
FHLMC, Series 3940-PD	2.500%	02/15/41	611,662	617,686
FHLMC, Series 4017-MA	3.000%	03/15/41	67,581	69,245
FHLMC, Series 4226-AN	4.000%	04/15/41	294,676	303,358
FHLMC, Series 4077-AP	4.000%	01/15/42	122,073	127,018
FHLMC, Series 4799-MA	4.000%	03/15/42	689,370	696,962
FHLMC, Series 4673-KA	3.500%	08/15/42	289,574	294,695
FHLMC, Series 4183-PA	3.500%	01/15/43	149,332	152,943
FHLMC, Series 4566-CA	3.000%	01/15/43	962,556	987,173
FHLMC, Series 4772-CA	4.000%	01/15/43	497,794	503,130
FHLMC, Series 4769-L	4.000%	06/15/44	369,751	376,433
FHLMC, Series 4753-JA	3.000%	12/15/47	979,151	998,866
FHLMC, Series 4760-A	3.000%	02/15/48	1,600,758	1,651,983
				10,761,179
Federal National Mortgage Association - 5.0%
FNMA, Series 2005-80-BA	5.000%	04/25/29	45,439	48,990
FNMA, Series 2009-96-DB	4.000%	11/25/29	240,544	250,282
FNMA, Pool #MA1201	3.500%	10/01/32	241,154	251,691
FNMA, Pool #MA0584	4.500%	10/01/40	40,671	42,198

FIRST WESTERN FIXED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 41.2% (Continued)	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association - 5.0% (Continued)
FNMA, Series 2013-13	4.000%	01/25/43	$236,152	$248,487
FNMA, Series 2016-49-LA	3.500%	01/25/43	664,120	686,914
FNMA, Series 2014-80-KA	2.000%	03/25/44	129,230	124,012
FNMA, Series 2016-24-HA	3.000%	04/25/44	636,126	648,233
FNMA, Series 2017-22-EC	3.000%	06/25/44	943,469	963,554
FNMA, Series 2016-38-NA	3.000%	01/25/46	490,411	505,619
FNMA, Series 2016-89-CG	3.000%	04/25/46	271,859	280,355
				4,050,335
Government National Mortgage Association - 1.9%
GNMA, Series 2009-104-KA	4.500%	08/16/39	114,057	119,395
GNMA, Series 2011-138-PX	4.000%	06/20/41	29,250	30,010
GNMA, Series 2015-185-P	2.750%	11/20/42	414,337	417,758
GNMA, Series 2019-43	4.000%	01/20/47	579,260	592,199
GNMA, Series 2018-6-JA	2.750%	01/20/48	354,638	360,177
				1,519,539
Small Business Administration - 0.1%
SBA, Series 2009-20A-1	5.720%	01/01/29	71,029	77,224

Total Mortgage-Backed Securities (Cost $32,693,591)				$33,242,123

MUNICIPAL BONDS - 1.3%	Coupon	Maturity	Par Value	Value
ABAG California Finance Authority for Nonprofit Corporations, Revenue Bond, Series 2017-B	2.500%	09/02/21	$175,000	$176,582
California State Health Facilities Financing Authority Revenue	2.704%	06/01/30	260,000	261,328
California State Housing Finance Agency, Revenue Bond	3.650%	08/01/25	570,000	596,226
Total Municipal Bonds (Cost $1,005,545)				$1,034,136

ASSET-BACKED SECURITIES - 2.1%	Coupon	Maturity	Par Value	Value
DB Master Finance, LLC, 144A, Series 2019-1A-A2I (a)	3.787%	05/20/49	$381,085	$390,799
Domino's Pizza Master Issuer, LLC, 144A, Series 2018-1A-A2I	4.116%	07/25/48	791,975	821,357
Jack in the Box Funding, LLC, 144A, Series 2019-1A	3.982%	08/25/49	525,000	531,384
Total Asset-Backed Securities (Cost $1,704,003)				$1,743,540

FIRST WESTERN FIXED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 27.0%	Coupon	Maturity	Par Value	Value
Communication Services - 2.8%
AT&T, Inc.	4.250%	03/01/27	$578,000	$632,335
CBS Corporation	7.875%	07/30/30	250,000	350,323
Crown Castle International Corporation	4.000%	03/01/27	585,000	630,580
Sprint Spectrum Company, LLC, 144A	5.152%	03/20/28	582,000	632,925
				2,246,163
Consumer Discretionary - 2.5%
Dollar Tree, Inc.	4.000%	05/15/25	595,000	627,847
eBay, Inc.	3.600%	06/05/27	265,000	275,252
International Game Technology, 144A	6.250%	02/15/22	425,000	448,375
Las Vegas Sands Corporation	3.500%	08/16/26	624,000	634,464
				1,985,938
Energy - 1.6%
Kinder Morgan Energy Partners, L.P.	4.250%	09/01/24	589,000	628,548
Magellan Midstream Partners, L.P.	5.000%	03/01/26	585,000	659,495
				1,288,043
Financials - 10.3%
Air Lease Corporation	4.250%	09/15/24	596,000	639,005
Antares Holdings, L.P., 144A	6.000%	08/15/23	512,000	535,405
Ares Capital Corporation	4.200%	06/10/24	614,000	636,164
Aviation Capital Group, LLC, 144A	3.500%	11/01/27	621,000	619,762
Bank of America Corporation	3.419%	12/20/28	610,000	639,549
BGC Partners, Inc., 144A	3.750%	10/01/24	635,000	625,706
CyrusOne, L.P.	2.900%	11/15/24	402,000	402,663
Fairfax Financial Holdings Ltd., 144A	4.875%	08/13/24	615,000	654,608
Icahn Enterprises, L.P.	6.250%	02/01/22	300,000	306,000
International Lease Finance Corporation	5.875%	08/15/22	601,000	655,814
Morgan Stanley	4.000%	07/23/25	575,000	621,583
NewMark Group, Inc.	6.125%	11/15/23	300,000	329,757
PayPal Holdings, Inc.	2.850%	10/01/29	630,000	628,577
Raymond James Financial, Inc.	3.625%	09/15/26	350,000	373,938
SVB Financial Group	3.500%	01/29/25	605,000	636,092
				8,304,623
Health Care - 2.4%
Boston Scientific Corporation	3.750%	03/01/26	601,000	647,245
Bristol-Myers Squibb Company, 144A	3.900%	02/20/28	600,000	657,055
HCA Healthcare, Inc.	5.250%	06/15/26	575,000	642,470
				1,946,770
Industrials - 3.3%
Air Canada Pass-Through Certificates, 144A, Series 2013-1B	5.375%	11/15/22	509,400	524,929
American Airlines Group Pass-Through Certificates, 144A, Series 2013-1B	5.625%	01/15/21	304,368	310,793

FIRST WESTERN FIXED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 27.0% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 3.3% (Continued)
American Airlines Group Pass-Through Certificates, Series 2019-1AA	3.150%	08/15/33	$678,000	$711,690
Roper Technologies, Inc.	3.650%	09/15/23	566,000	594,960
United Airlines, Series 2016-1B	3.650%	07/07/27	553,420	562,928
				2,705,300
Information Technology - 1.5%
Autodesk, Inc.	4.375%	06/15/25	581,000	630,770
CA, Inc.	4.500%	08/15/23	553,000	576,015
				1,206,785
Materials - 1.2%
Martin Marietta Materials, Inc.	3.500%	12/15/27	305,000	316,426
Packaging Corporation of America	3.400%	12/15/27	604,000	631,548
				947,974
Real Estate - 0.8%
American Campus Communities, Inc.	3.300%	07/15/26	614,000	634,001

Utilities - 0.6%
Oncor Electric Delivery Company, LLC	7.000%	09/01/22	457,000	516,763

Total Corporate Bonds (Cost $21,001,007)				$21,782,360

FIRST WESTERN FIXED INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 2.2%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 1.52% (c) (Cost $1,760,845)	1,760,845	$1,760,845

Total Investments at Value - 100.0% (Cost $78,449,589)		$80,704,881

Liabilities in Excess of Other Assets - (0.0%) (d)		(20,462)

Net Assets - 100.0%		$80,684,419

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $10,738,161 as of November 30, 2019, representing 13.3% of net assets.
COF 11 -	Cost of funds for the 11th District of San Francisco.
LIBOR -	London Interbank Offered Rate.

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of November 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b)	Step coupon. Rate shown is the coupon in effect as of November 30, 2019.
(c)	The rate shown is the 7-day effective yield as of November 30, 2019.
(d)	Percentage rounds to less than 0.1%.

See accompanying notes to Schedules of Investments.

FIRST WESTERN SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS

November 30, 2019 (Unaudited)

U.S. TREASURY OBLIGATIONS - 5.8%	Coupon	Maturity	Par Value	Value
U.S. Treasury Notes	2.000%	01/31/20	$745,000	$745,386
U.S. Treasury Notes	2.375%	04/30/20	500,000	501,406
U.S. Treasury Notes	2.625%	08/15/20	2,218,000	2,232,469
U.S. Treasury Notes	3.625%	02/15/21	1,359,000	1,389,896
U.S. Treasury Notes	2.750%	07/31/23	1,100,000	1,143,957
Total U.S. Treasury Obligations (Cost $5,976,120)				$6,013,114

MORTGAGE-BACKED SECURITIES - 45.3%	Coupon	Maturity	Par Value	Value
Commercial - 20.2%
Accredited Mortgage Loan Trust, Series 2004-3-2A2 (1MO LIBOR + 120) (a)	2.908%	10/25/34	$204,907	$207,020
ACE Securities Corporation, Series 2003-NC1-A2A (1MO LIBOR + 84) (a)	2.548%	07/25/33	234,621	231,346
Adjustable Rate Mortgage Trust, Series 2004-5-4A1 (a)	4.342%	04/25/35	990,758	1,007,728
American General Mortgage Loan Trust, 144A, Series 2006-1-A5 (a)	5.750%	12/25/35	20,452	21,218
American Home Mortgage Investment Trust, Series 2004-3-6A1 (b)	4.820%	10/25/34	96,735	97,871
Argent Securities, Inc., Series 2004-W10-A2 (1MO LIBOR + 78) (a)	2.488%	10/25/34	561,662	560,179
Bank of America Funding Corporation, Series 2005-E-4A1 (a)	4.634%	03/20/35	54,161	54,451
Bunker Hill Loan Depositary Trust, 144A, Series 2019-1-A1 (a)	3.613%	10/26/48	815,476	825,064
Carvana Auto Receivables Trust, 144A, Series 2019-2A-A3	2.580%	03/15/23	910,000	914,304
Centex Home Equity Loan Trust, Series 2004-D-AF6 (b)	5.170%	09/25/34	547	550
Chesapeake Funding II, LLC, 144A, Series 2017-3A-A1	1.910%	08/15/29	301,360	301,056
Citigroup Mortgage Loan Trust, Inc., Series 2005-6-A1 (H15T1Y + 2.10) (a)	3.840%	09/25/35	256,365	257,107
Countrywide Asset-Backed Certificates, Series 2004-6-2A3 (1MO LIBOR + 120) (a)	2.908%	11/25/34	316,232	318,985

FIRST WESTERN SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 45.3% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 20.2% (Continued)
Countrywide Home Loans, Inc., Series 2003-15-2A1 (a)	5.000%	12/25/19	$30,111	$20,734
Countrywide Home Loans, Inc., Series 2004-J7 (a)	5.000%	12/25/19	936	934
Countrywide Home Loans, Inc., Series 2004-6-2A5 (1MO LIBOR + 78) (a)	2.488%	11/25/34	1,206,138	1,218,005
Credit Suisse First Boston Mortgage Securitization, Series 2004-6-2A1	4.750%	12/25/19	12,056	2
Credit Suisse First Boston Mortgage Securitization, Series 2004-AR2-2A1 (a)	4.740%	03/25/34	351,219	367,652
Credit Suisse First Boston Mortgage Securitization, Series 2004-AR8-2A1 (a)	4.211%	09/25/34	330,095	332,484
First Investors Auto Owner Trust, 144A, Series 2017-2A-B	2.650%	11/15/22	1,047,000	1,049,283
Goldman Sachs Mortgage Loan Trust, Series 2003-13-1A1 (a)	4.280%	10/25/33	71,191	74,008
Goldman Sachs Mortgage Loan Trust, Series 2004-10F-7A1 (a)	5.500%	09/25/34	57,347	58,880
Goldman Sachs Mortgage Loan Trust, Series 2005-5F-8A2 (1MO LIBOR + 50) (a)	2.208%	06/25/35	99,325	93,865
GSAA Home Equity Trust, Series 2004-11-2A1 (1MO LIBOR + 66) (a)	2.368%	12/25/34	46,917	46,964
GSR Mortgage Loan Trust, Series 2003-7F-1A	5.250%	06/25/33	415,223	436,796
GSR Mortgage Loan Trust, Series 2005-AR6-1 (a)	4.960%	09/25/35	45,820	46,500
HarborView Mortgage Loan Trust, Series 2004-4-2A (1MO LIBOR + 56) (a)	2.406%	06/19/34	71,321	70,533
Impac CMB Trust, Series 2005-4-2A1 (1MO LIBOR + 60) (a)	2.308%	05/25/35	245,731	239,173
Impac CMB Trust, 144A, Series 2007-A-A (1MO LIBOR + 50) (a)	2.208%	05/25/37	274,991	278,887
JPMorgan Alternative Loan Trust, Series 2005-A2-1A1 (1MO LIBOR + 52) (a)	2.228%	01/25/36	374,131	375,126

FIRST WESTERN SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 45.3% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 20.2% (Continued)
JPMorgan Mortgage Trust, Series 2003-A1-4A5 (a)	3.905%	10/25/33	$149,103	$150,810
JPMorgan Mortgage Trust, 144A, Series 2017-2-A5 (a)	3.500%	05/25/47	649,253	658,393
Master Adjustable Rate Mortgages Trust, Series 2004-13-2A1 (a)	4.713%	04/21/34	225,023	229,752
Master Adjustable Rate Mortgages Trust, Series 2004-6-4A6 (a)	4.370%	07/25/34	235,003	240,715
Master Seasoned Securitization Trust, Series 2005-1-1A1 (a)	6.302%	09/25/32	678,933	751,036
MASTR Asset Alternative Loans Trust, Series 2003-1-2A1	6.500%	01/25/33	551,596	586,187
MASTR Asset Alternative Loans Trust, Series 2003-8-3A1	5.500%	12/25/33	361,994	371,847
MASTR Asset Securitization Trust, Series 2003-12-1A1	5.250%	12/25/24	85,699	87,129
MASTR Asset Securitization Trust, Series 2003-11-7A	5.250%	12/25/33	637,002	657,764
Merrill Lynch Credit Corporation Mortgage Investors, Inc., Series 2003-B-A1 (1MO LIBOR + 68) (a)	2.388%	04/25/28	63,793	63,383
Morgan Stanley Capital, Inc., Series 2004-SD2-A (1MO LIBOR + 90) (a)	2.608%	04/25/34	20,649	20,607
Nationstar Mortgage Loan Trust, 144A, Series 2013-A-A (a)	3.750%	12/25/52	609,989	622,193
New Century Home Equity Loan Trust, Series 2005-A-A4W (b)	4.685%	08/25/35	433,620	441,685
Oaks Mortgage Trust, 144A, Series 2015-1-A9	3.000%	04/25/46	251,874	251,282
Pearl Street Mortgage Company Trust, 144A, Series 2018-2-A3 (a)	3.500%	06/25/48	1,014,739	1,026,512
Provident Funding Mortgage Loan Trust, Series 2003-1-A (1YCMT + 275) (a)	4.876%	08/25/33	298,440	307,498
Provident Funding Mortgage Loan Trust, Series 2005-1-2A1 (a)	4.790%	05/25/35	11,446	11,432
Sequoia Mortgage Trust, Series 2012-4-A2 (a)	3.000%	09/25/42	87,788	88,134
Sequoia Mortgage Trust, 144A, Series 2014-4-A1	3.000%	11/25/44	948,299	949,527

FIRST WESTERN SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 45.3% (Continued)	Coupon	Maturity	Par Value	Value
Commercial - 20.2% (Continued)
Soundview Home Equity Loan Trust, Series 2003-2-A2 (1MO LIBOR + 130) (a)	3.008%	11/25/33	$620,339	$626,458
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12-3A3 (a)	4.214%	09/25/34	89,582	91,133
Structured Asset Investment Loan Trust, Series 2003-BC9-3A2 (1MO LIBOR + 96) (a)	2.668%	08/25/33	30,440	30,476
Structured Asset Investment Loan Trust, Series 2003-BC9-3A3 (1MO LIBOR + 70) (a)	2.408%	08/25/33	10,992	11,002
Structured Asset Mortgage Investments, Inc., Series 2004-AR3-1A1 (1MO LIBOR + 60) (a)	2.446%	07/19/34	640,532	640,265
Structured Asset Securities Corporation, Series 2002-9-A2 (1MO LIBOR + 60) (a)	2.308%	10/25/27	278,194	277,382
Structured Asset Securities Corporation, Series 2003-34A-3A4 (1MO LIBOR + 36) (a)	4.097%	11/25/33	200,705	203,996
Structured Asset Securities Corporation, Series 2004-GEL3-A (1MO LIBOR + 96) (a)	2.668%	08/25/34	73,631	73,475
Vendee Mortgage Trust, Series 2010-1-DA	4.250%	02/15/35	216,755	221,208
Verizon Owner Trust, Series 2018-A (a)	3.230%	04/20/23	840,000	854,569
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR7-A7 (a)	4.425%	08/25/33	118,582	121,164
Wa-Mu Mortgage Pass-Through Certificates, Series 2003-AR8-A (a)	4.430%	08/25/33	160,227	165,452
Wa-Mu Mortgage Pass-Through Certificates, Series 2002-AR2-A (COF 11 + 125) (a)	2.405%	02/27/34	43,261	43,180
Wells Fargo Mortgage-Backed Securities, Series 2004-K-2A12 (a)	4.975%	07/25/34	25,858	25,858
Wells Fargo Mortgage-Backed Securities, Series 2004-K-2A6 (a)	4.975%	07/25/34	623,150	623,143
				21,031,352
Federal Home Loan Mortgage Corporation - 7.7%
FHLMC, Pool #J1-2630	4.000%	07/01/25	884,727	923,383
FHLMC, Series 3970-HA	3.000%	02/15/26	167,359	169,359

FIRST WESTERN SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 45.3% (Continued)	Coupon	Maturity	Par Value	Value
Federal Home Loan Mortgage Corporation - 7.7% (Continued)
FHLMC, Series 3810-NB	4.000%	12/15/28	$428,544	$430,172
FHLMC, Series 2580-PY	4.000%	03/15/33	90,438	94,298
FHLMC, Series 4529-HA	3.000%	07/15/36	135,952	135,828
FHLMC, Series 3837-JA	4.000%	05/15/38	711	713
FHLMC, Series 3835-BA	4.000%	08/15/38	98,491	99,733
FHLMC, Series 3687-CB	2.500%	11/15/38	336,791	337,964
FHLMC, Series 4103-BG	2.500%	12/15/38	284,012	285,471
FHLMC, Series 4348-ME	2.500%	06/15/39	303,960	305,912
FHLMC, Series 3597-LH	4.500%	07/15/39	530,592	560,867
FHLMC, Series 3919-BG	3.000%	08/15/39	638,144	644,190
FHLMC, Series 4219-JA	3.500%	08/15/39	160,254	163,704
FHLMC, Series 4790-GA	4.000%	07/15/40	333,236	335,354
FHLMC, Series 4800-KE	3.500%	12/15/40	846,040	853,934
FHLMC, Series 4691-LE	3.000%	01/15/41	250,440	255,282
FHLMC, Series 4288-JA	2.500%	03/15/41	682,250	686,199
FHLMC, Series 4532-YA	3.500%	10/15/41	316,247	322,812
FHLMC, Series 4417-HD	2.250%	11/15/41	393,434	394,146
FHLMC, Series 4312-GA	2.500%	12/15/41	270,385	272,912
FHLMC, Series 4799-MA	4.000%	03/15/42	362,669	366,662
FHLMC, Series 4361-WA	3.500%	05/15/44	403,917	405,821
				8,044,716
Federal National Mortgage Association - 12.4%
FNMA, Series 2003-48-TC	5.000%	06/25/23	58,577	60,754
FNMA, Series 2010-112-CY	4.000%	10/25/25	407,997	421,554
FNMA, Series 2012-111-VA	3.500%	10/25/25	1,389,794	1,434,959
FNMA, Pool #AL0300	4.500%	06/01/26	330,718	349,962
FNMA, Series 2012-41	2.500%	04/25/27	961,591	977,184
FNMA, Pool #AL4309	4.000%	10/01/28	596,018	628,568
FNMA, Series 2005-80-BA	5.000%	04/25/29	159,035	171,467
FNMA, Series 2005-109-PC	6.000%	12/25/35	146,385	160,355
FNMA, Series 2013-53-CL	3.000%	06/25/37	202,830	204,490
FNMA, Series 2013-62-QA	3.000%	06/25/37	1,802,009	1,825,838
FNMA, Series 2008-17-PA	4.500%	10/25/37	419,615	441,104
FNMA, Series 2014-91-PB	3.000%	02/25/38	288,513	290,076
FNMA, Series 2008-49-PA	5.000%	04/25/38	221,510	238,926
FNMA, Series 2010-152-DA	3.000%	05/25/39	772,871	785,164
FNMA, Series 2011-15-W (a)	3.554%	06/25/39	192,226	195,520
FNMA, Series 2013-83-A	3.500%	09/25/39	781,777	798,912
FNMA, Series 2009-94-DA	4.500%	10/25/39	598,909	632,528
FNMA, Series 2010-135-EA	3.000%	01/25/40	374,075	378,500
FNMA, Series 2010-109-N	3.000%	10/25/40	417,720	428,313
FNMA, Series 2012-102-PA	4.500%	03/25/41	176,261	183,146

FIRST WESTERN SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

MORTGAGE-BACKED SECURITIES - 45.3% (Continued)	Coupon	Maturity	Par Value	Value
Federal National Mortgage Association - 12.4% (Continued)
FNMA, Series 2015-55-QA	3.500%	10/25/42	$550,932	$560,997
FNMA, Series 2012-136-PD	2.500%	11/25/42	1,461,764	1,478,494
FNMA, Series 2014-80-KA	2.000%	03/25/44	304,070	291,794
				12,938,605
Government National Mortgage Association - 4.9%
GNMA, Pool #GN615735	5.000%	07/15/23	90,707	100,007
GNMA, Series 2010-90-LJ	3.000%	10/16/37	149,105	150,020
GNMA, Series 2012-3-LA	3.500%	03/20/38	143,048	143,315
GNMA, Series 2011-82-EH	2.000%	09/20/38	22,992	22,978
GNMA, Series 2010-10-NH	4.000%	12/20/38	51,451	52,047
GNMA, Series 2010-115-HW	3.500%	05/20/39	65,853	66,163
GNMA, Series 2011-26-PA	4.000%	07/20/40	558,874	583,975
GNMA, Series 2012-10-LD	3.000%	07/20/40	283,287	288,965
GNMA, Series 2012-32-CA	3.500%	07/20/40	302,075	304,991
GNMA, Series 2010-144PA	3.000%	09/16/40	243,001	245,483
GNMA, Series 2011-138-PJ	2.500%	06/20/41	312,003	312,660
GNMA, Series 2015-18-PA	3.000%	04/20/43	740,225	750,718
GNMA, Series 2014-184-ED	3.000%	12/20/43	507,917	513,590
GNMA, Series 2018-118-A (a)	2.900%	08/16/60	1,564,038	1,586,864
				5,121,776
Small Business Administration - 0.1%
SBA, Series 2002-20K (a)	5.080%	11/01/22	34,690	35,758
SBA, Series 2007-20K-1	5.510%	11/01/27	58,875	64,062
				99,820

Total Mortgage-Backed Securities (Cost $46,766,627)				$47,236,269

MUNICIPAL BONDS - 1.5%	Coupon	Maturity	Par Value	Value
ABAG California Finance Authority for Nonprofit Corporations, Revenue Bond, Series 2017-B	2.250%	09/02/20	$835,000	$836,987
Contra Costa County, California, Redevelopment Agency, Tax Allocation, Series 2017-B	1.750%	08/01/20	750,000	748,268
Total Municipal Bonds (Cost $1,582,543)				$1,585,255

ASSET-BACKED SECURITIES - 3.0%	Coupon	Maturity	Par Value	Value
DB Master Finance, LLC, 144A, Series 2019-1A-A2I (a)	3.787%	05/20/49	$662,670	$679,561

FIRST WESTERN SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

ASSET-BACKED SECURITIES - 3.0% (Continued)	Coupon	Maturity	Par Value	Value
Flagship Credit Auto Trust, 144A, Series 2016-3-C	2.720%	07/15/22	$854,596	$856,168
Jack in the Box Funding, LLC, 144A, Series 2019-1A	3.982%	08/25/49	500,000	506,080
SBA Tower Trust, 144A, Series 2016-1	2.877%	07/10/46	1,049,000	1,052,392
Total Asset-Backed Securities (Cost $3,049,623)				$3,094,201

CORPORATE BONDS - 39.7%	Coupon	Maturity	Par Value	Value
Communication Services - 2.1%
Interpublic Group of Companies, Inc. (The)	4.000%	03/15/22	$1,010,000	$1,048,066
Sprint Spectrum Company, LLC, 144A	4.738%	03/20/25	1,080,000	1,144,800
				2,192,866
Consumer Discretionary - 4.3%
Choice Hotels International, Inc.	5.750%	07/01/22	1,009,000	1,089,902
D.R. Horton, Inc.	4.000%	02/15/20	750,000	752,646
Hyatt Hotels Corporation	5.375%	08/15/21	1,062,000	1,104,783
International Game Technology, 144A	6.250%	02/15/22	575,000	606,625
Marriott International, Inc.	2.125%	10/03/22	925,000	924,374
				4,478,330
Consumer Staples - 2.2%
Campbell Soup Company	8.875%	05/01/21	330,000	357,889
Constellation Brands, Inc.	2.700%	05/09/22	935,000	947,098
Procter & Gamble Company (The)	9.360%	01/01/21	1,002,161	1,034,879
				2,339,866
Energy - 4.5%
Columbia Pipeline Group, Inc.	3.300%	06/01/20	829,000	833,093
EQT Corporation	4.875%	11/15/21	1,025,000	1,049,824
Kinder Morgan, Inc.	5.300%	09/15/20	1,045,000	1,070,153
Magellan Midstream Partners, L.P.	4.250%	02/01/21	1,085,000	1,111,751
Newfield Exploration Company	5.750%	01/30/22	625,000	663,842
				4,728,663
Financials - 14.0%
Ally Financial, Inc.	4.125%	02/13/22	750,000	771,214
American Tower Corporation	5.900%	11/01/21	910,000	972,525
Ameriprise Financial, Inc.	3.000%	03/22/22	525,000	536,069
Ares Capital Corporation	3.625%	01/19/22	1,000,000	1,015,655
Aspen Insurance Holdings Ltd.	4.650%	11/15/23	607,000	655,413
Aviation Capital Group Corporation, 144A	7.125%	10/15/20	900,000	936,861
Crown Castle International Corporation	3.400%	02/15/21	900,000	912,145
Digital Realty Trust, L.P.	3.950%	07/01/22	615,000	640,783
Discover Financial Services	3.850%	11/21/22	1,040,000	1,089,617

FIRST WESTERN SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 39.7% (Continued)	Coupon	Maturity	Par Value	Value
Financials - 14.0% (Continued)
Fidelity National Information Services, Inc.	4.500%	10/15/22	$910,000	$967,112
First Horizon National Corporation	3.500%	12/15/20	720,000	728,704
FS KKR Capital Corporation	4.750%	05/15/22	1,020,000	1,056,309
Goldman Sachs Group, Inc.	5.250%	07/27/21	900,000	945,812
JPMorgan Chase & Company	4.350%	08/15/21	920,000	955,813
Morgan Stanley	5.750%	01/25/21	800,000	833,387
NewMark Group, Inc.	6.125%	11/15/23	503,000	552,893
SVB Financial Group	5.375%	09/15/20	957,000	981,061
				14,551,373
Health Care - 3.7%
Allergan Funding SCS	3.000%	03/12/20	750,000	751,247
Bristol-Myers Squibb Company, 144A	2.875%	02/19/21	900,000	909,606
Fresenius Medical Care U.S. Finance II, Inc., 144A	4.125%	10/15/20	500,000	505,537
Humana, Inc.	2.500%	12/15/20	900,000	903,619
McKesson Corporation	3.650%	11/30/20	810,000	822,879
				3,892,888
Industrials - 4.1%
Air Canada Pass-Through Certificates, 144A, Series 2015-1C	5.000%	09/15/20	85,000	85,291
Air Canada Pass-Through Certificates, 144A, Series 2013-1B	5.375%	11/15/22	393,505	405,501
America West Airlines Pass-Through Certificates, Series 2000-1G	8.057%	07/02/20	21,586	22,320
American Airlines Group Pass-Through Certificates, 144A, Series 2013-1B	5.625%	01/15/21	920,205	939,631
Burlington Northern Santa Fe, LLC	4.100%	06/01/21	250,000	256,757
Continental Airlines Pass-Through Certificates, Series 2000-1A1	8.048%	11/01/20	29,953	30,675
Continental Airlines Pass-Through Certificates, Series 2000-2A1	7.707%	10/02/22	316,634	325,370
Continental Airlines Pass-Through Certificates, Series 2001-1A1	6.703%	12/15/22	61,051	64,337
Delta Air Lines Pass-Through Trust, Series 2009-1A	7.750%	12/17/19	457,860	459,008
Ryder Systems, Inc.	2.500%	09/01/22	1,075,000	1,082,467
US Airways, Inc. Pass-Through Certificates, Series 2001-1G	7.076%	03/20/21	565,019	588,252
				4,259,609
Information Technology - 2.8%
Autodesk, Inc.	3.125%	06/15/20	1,025,000	1,029,580
Baidu, Inc.	3.000%	06/30/20	765,000	767,670

FIRST WESTERN SHORT DURATION BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 39.7% (Continued)	Coupon	Maturity	Par Value	Value
Information Technology - 2.8% (Continued)
Dell, Inc., 144A	4.420%	06/15/21	$1,040,000	$1,070,870
				2,868,120
Materials - 1.5%
Incitec Pivot Finance, LLC, 144A	6.000%	12/10/19	1,160,000	1,160,728
Packaging Corporation of America	2.450%	12/15/20	375,000	377,299
				1,538,027
Real Estate - 0.5%
American Campus Communities, Inc.	3.350%	10/01/20	565,000	570,243

Total Corporate Bonds (Cost $40,908,924)				$41,419,985

MONEY MARKET FUNDS - 5.0%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 1.52% (c) (Cost $5,270,308)	5,270,308	$5,270,308

Total Investments at Value - 100.3% (Cost $103,554,145)		$104,619,132

Liabilities in Excess of Other Assets - (0.3%)		(327,161)

Net Assets - 100.0%		$104,291,971

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $17,757,370 as of November 30, 2019, representing 17.0% of net assets.
1YCMT -	Weekly average yield on U.S. Treasury note adjusted to constant maturity of 1 year.
COF 11 -	Cost of funds for the 11th District of San Francisco.
H15T1Y -	U.S. Treasury yield curve rate for U.S. Treasury note with a constant maturity of 1 year.
LIBOR -	London Interbank Offered Rate.

(a)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of November 30, 2019. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(b)	Step coupon. Rate shown is the coupon in effect as of November 30, 2019.
(c)	The rate shown is the 7-day effective yield as of November 30, 2019.

See accompanying notes to Schedules of Investments.

FIRST WESTERN SHORT DURATION HIGH YIELD CREDIT FUND

SCHEDULE OF INVESTMENTS

November 30, 2019 (Unaudited)

CORPORATE BONDS - 95.8%	Coupon	Maturity	Par Value	Value
Communication Services - 17.2%
Altice Financing S.A., 144A	6.625%	02/15/23	$650,000	$664,625
AMC Networks, Inc.	5.000%	04/01/24	505,000	506,894
Clear Channel Worldwide Holdings, Inc., 144A	9.250%	02/15/24	553,000	609,157
CSC Holdings, LLC	5.250%	06/01/24	600,000	645,000
Gray Television, Inc., 144A	5.125%	10/15/24	650,000	674,375
Hughes Satellite Systems Corporation	7.625%	06/15/21	700,000	750,750
ORBCOMM, Inc., 144A	8.000%	04/01/24	586,000	594,790
Radio One, Inc., 144A	7.375%	04/15/22	625,000	610,547
Sirius XM Radio, Inc., 144A	4.625%	07/15/24	600,000	628,500
Sprint Corporation	7.125%	06/15/24	650,000	700,375
Townsquare Media, Inc., 144A	6.500%	04/01/23	600,000	603,000
Uber Technologies, Inc., 144A	7.500%	11/01/23	600,000	618,000
				7,606,013
Consumer Discretionary - 13.3%
APX Group Holdings, Inc.	8.750%	12/01/20	402,000	393,457
Carvana Company, 144A	8.875%	10/01/23	600,000	621,750
DriveTime Automotive Group, Inc./Bridgecrest Acceptance Corporation, 144A	8.000%	06/01/21	650,000	659,750
Eldorado Resorts, Inc.	7.000%	08/01/23	500,000	522,500
Golden Nugget, Inc., 144A	6.750%	10/15/24	650,000	671,125
GW Honos Security Corporation, 144A	8.750%	05/15/25	500,000	507,230
International Game Technology, 144A	6.250%	02/15/22	500,000	527,500
Jack Ohio Finance, LLC, 144A	10.250%	11/15/22	600,000	636,000
Prime Securities Service Borrower, LLC, 144A	9.250%	05/15/23	214,000	224,967
Prime Securities Service Borrower, LLC, 144A	5.250%	04/15/24	600,000	618,000
Wynn Macau Ltd., 144A	4.875%	10/01/24	500,000	505,835
				5,888,114
Consumer Staples - 7.3%
Albertsons Companies, LLC	6.625%	06/15/24	660,000	692,353
Avon Products, Inc.	7.000%	03/15/23	625,000	671,875
Clearwater Paper Corporation, 144A	5.375%	02/01/25	645,000	630,488
Ingles Markets, Inc.	5.750%	06/15/23	600,000	612,000
Prestige Brands, Inc., 144A	6.375%	03/01/24	600,000	624,750
				3,231,466
Energy - 9.1%
Ascent Resources Utica Holdings, LLC, 144A	10.000%	04/01/22	600,000	576,000
Crestwood Midstream Partners, L.P.	6.250%	04/01/23	500,000	501,250

FIRST WESTERN SHORT DURATION HIGH YIELD CREDIT FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 95.8% (Continued)	Coupon	Maturity	Par Value	Value
Energy - 9.1% (Continued)
Enviva Partners, L.P.	8.500%	11/02/21	$600,000	$611,220
Genesis Energy, L.P.	5.625%	06/15/24	615,000	555,037
Oasis Petroleum, Inc.	6.875%	03/15/22	650,000	607,344
SemGroup Corporation	5.625%	11/15/23	600,000	615,000
SM Energy Company	5.000%	01/15/24	600,000	552,000
				4,017,851
Financials - 23.2%
Ace Cash Express, Inc., 144A	12.000%	12/15/22	574,000	530,950
Acrisure, LLC, 144A	8.125%	02/15/24	600,000	637,500
Antares Holdings, L.P., 144A	6.000%	08/15/23	600,000	627,427
Forestar Group, Inc., 144A	8.000%	04/15/24	615,000	664,200
FS Energy & Power Fund, 144A	7.500%	08/15/23	650,000	660,563
goeasy Ltd., 144A	5.375%	12/01/24	550,000	554,125
Icahn Enterprises, L.P.	6.750%	02/01/24	600,000	624,000
Intrepid Aviation Group Holdings, LLC, 144A	8.500%	08/15/21	600,000	618,000
iStar, Inc.	4.750%	10/01/24	515,000	528,841
Jefferies Finance, LLC, 144A	7.250%	08/15/24	600,000	612,000
Kennedy-Wilson Holdings, Inc.	5.875%	04/01/24	600,000	616,230
Lions Gate Capital Holdings, LLC, 144A	5.875%	11/01/24	625,000	601,700
LoanCore Capital Markets, LLC, 144A	6.875%	06/01/20	640,000	640,000
MBIA, Inc.	6.400%	08/15/22	611,000	607,945
NewMark Group, Inc.	6.125%	11/15/23	600,000	659,514
Oppenheimer Holdings, Inc.	6.750%	07/01/22	535,000	551,628
Park Aerospace Holdings Ltd., 144A	4.500%	03/15/23	500,000	523,600
				10,258,223
Health Care - 6.6%
Acadia Healthcare Company, Inc.	6.500%	03/01/24	600,000	624,000
Kinetic Concepts, Inc., 144A	12.500%	11/01/21	605,000	629,200
MEDNAX, Inc., 144A	5.250%	12/01/23	500,000	511,250
Polaris Intermediate Corporation, 144A	8.500%	12/01/22	605,000	501,999
Tenet Healthcare Corporation	6.750%	06/15/23	600,000	648,000
				2,914,449
Industrials - 9.3%
Air Canada Pass-Through Certificates, 144A, Series 2015-1C	5.000%	09/15/20	130,000	130,445
Air Canada Pass-Through Certificates, 144A, Series 2013-1B	5.375%	11/15/22	336,905	347,175
Briggs & Stratton Corporation	6.875%	12/15/20	500,000	465,000
Fortress Transportation and Infrastructure Investors, LLC, 144A	6.750%	03/15/22	595,000	617,313
GFL Environmental, Inc., 144A	5.375%	03/01/23	650,000	653,250

FIRST WESTERN SHORT DURATION HIGH YIELD CREDIT FUND

SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 95.8% (Continued)	Coupon	Maturity	Par Value	Value
Industrials - 9.3% (Continued)
Stericycle, Inc., 144A	5.375%	07/15/24	$600,000	$627,000
Tervita Corporation, 144A	7.625%	12/01/21	650,000	649,928
XPO Logistics, Inc., 144A	6.750%	08/15/24	600,000	650,718
				4,140,829
Information Technology - 2.7%
Nielsen Finance, LLC, 144A	5.000%	04/15/22	600,000	603,750
Rackspace Hosting, Inc., 144A	8.625%	11/15/24	600,000	580,500
				1,184,250
Materials - 5.7%
Berry Plastics Holding Corporation	5.125%	07/15/23	600,000	615,750
Cascades, Inc., 144A	5.750%	07/15/23	650,000	666,250
First Quantum Minerals Ltd., 144A	7.250%	04/01/23	600,000	607,500
Mercer International, Inc.	6.500%	02/01/24	630,000	653,625
				2,543,125
Real Estate - 1.4%
SBA Communications Corporation	4.875%	09/01/24	600,000	622,056

Total Corporate Bonds (Cost $41,876,939)				$42,406,376

MONEY MARKET FUNDS - 2.7%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 1.52% (a) (Cost $1,211,834)	1,211,834	$1,211,834

Total Investments at Value - 98.5% (Cost $43,088,773)		$43,618,210

Other Assets in Excess of Liabilities - 1.5%		665,494

Net Assets - 100.0%		$44,283,704

144A -	Security was purchased in a transaction exempt from registration in compliance with Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total value of such securities is $26,252,732 as of November 30, 2019, representing 59.3% of net assets.

(a)	The rate shown is the 7-day effective yield as of November 30, 2019.

See accompanying notes to Schedules of Investments.

FIRST WESTERN FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS

November 30, 2019 (Unaudited)

1. Securities Valuation

The securities of First Western Fixed Income Fund, First Western Short Duration Bond Fund and First Western Short Duration High Yield Credit Fund (individually, a “Fund,” and collectively, the “Funds”) are generally valued using prices provided by an independent pricing service approved by the Funds’ Board of Trustees (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining these prices. The methods used by the independent pricing service and the quality of valuations so established are reviewed by First Western Capital Management Company (the Funds’ investment adviser) under the general supervision of the Board.

In the event that market prices are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value using procedures approved by the Board. Investments in registered investment companies are reported at their respective net asset values as reported by those companies.

Accounting principles generally accepted in the United States (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs

Level 3 – significant unobservable inputs

Fixed income securities held by the Funds are classified as Level 2 since values are typically provided by an independent pricing service that utilizes various “other significant observable inputs,” including benchmark yields, reported trades, broker dealer quotes, issuer spreads, benchmark securities, bids, offers, reference data and industry and market events. The inputs or methodology used are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is based on the lowest level input that is significant to the fair value measurement.

FIRST WESTERN FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

The following is a summary of the inputs used to value the Funds’ investments as of November 30, 2019:

First Western Fixed Income Fund:	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$-	$18,551,054	$-	$18,551,054
U.S. Government Agency Obligations	-	2,590,823	-	2,590,823
Mortgage-Backed Securities	-	33,242,123	-	33,242,123
Municipal Bonds	-	1,034,136	-	1,034,136
Asset-Backed Securities	-	1,743,540	-	1,743,540
Corporate Bonds	-	21,782,360	-	21,782,360
Money Market Funds	1,760,845	-	-	1,760,845
Total	$1,760,845	$78,944,036	$-	$80,704,881

First Western Short Duration Bond Fund:	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$-	$6,013,114	$-	$6,013,114
Mortgage-Backed Securities	-	47,236,269	-	47,236,269
Municipal Bonds	-	1,585,255	-	1,585,255
Asset-Backed Securities	-	3,094,201	-	3,094,201
Corporate Bonds	-	41,419,985	-	41,419,985
Money Market Funds	5,270,308	-	-	5,270,308
Total	$5,270,308	$99,348,824	$-	$104,619,132

First Western Short Duration High Yield Credit Fund:	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$42,406,376	$-	$42,406,376
Money Market Funds	1,211,834	-	-	1,211,834
Total	$1,211,834	$42,406,376	$-	$43,618,210

The Funds did not hold derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended November 30, 2019.

2. Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

FIRST WESTERN FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

3. Federal Income Tax Information

The following information is computed on a tax basis for each item as of November 30, 2019:

	First Western Fixed Income Fund	First Western Short Duration Bond Fund	First Western Short Duration High Yield Credit Fund
Cost of portfolio investments	$78,449,589	$103,554,145	$43,091,280

Gross unrealized appreciation	$2,346,625	$1,235,718	$967,781
Gross unrealized depreciation	(91,333)	(170,731)	(440,851)

Net unrealized appreciation	$2,255,292	$1,064,987	$526,930

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for First Western Short Duration High Yield Credit Fund is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

4. Risks Associated with Mortgage-Backed Securities

First Western Fixed Income Fund and First Western Short Duration Bond Fund have each adopted a fundamental policy to concentrate its investments in mortgage-backed securities. This means each Fund will invest at least 25% of its total assets in agency and non-agency mortgage-backed securities. The Funds’ investments in mortgage-backed securities are subject to prepayment risk, especially when interest rates decline. Prepayment risk is the risk that the principal on mortgage-backed securities, other asset-backed securities or any fixed-income security with an embedded call option may be prepaid at any time, which could reduce yield and market value. This could reduce the effective maturity of a mortgage-backed security and cause the Funds to reinvest their assets at a lower prevailing interest rate. Mortgage-backed securities are also subject to extension risk, which is the risk that rising interest rates will increase the effective maturity of mortgage-backed securities due to the deceleration of prepayments. Mortgage-backed securities may also be subject to risks unique to the housing industry, including mortgage lending practices, defaults, foreclosures and changes in real estate values. The Funds’ investments in collateralized mortgage obligations are subject to default risk, prepayment and extension risk and market risk when interest rates rise. As a result of each Fund’s policy to concentrate in mortgage-backed securities, the Funds will be subject to the risks associated with these securities to a greater degree than a fund that does not concentrate in mortgage-backed securities. As of November 30, 2019, First Western Fixed Income Fund and First Western Short Duration Bond Fund had 41.2% and 45.3%, respectively, of the value of their net assets invested in mortgage-backed securities.

FIRST WESTERN FUNDS TRUST

NOTES TO SCHEDULES OF INVESTMENTS (Continued)

5. Risks Associated with Lower Rated Debt Securities

First Western Short Duration High Yield Credit Fund invests primarily in lower-rated debt securities (commonly called “junk” bonds). These securities are often considered to be speculative and involve greater risk of default or price changes than higher-rated securities due to changes in the issuer’s creditworthiness. Prices of lower-rated securities have been found to be less sensitive to interest rate changes and more sensitive to adverse economic changes and individual corporate developments than more highly rated investments. An economic downturn tends to disrupt the market for lower-rated securities and adversely affects their values. Such an economic downturn may be expected to result in increased defaults by the issuers of such securities. Securities rated below Baa by Moody’s Investors Service, Inc. or BBB by Standards & Poor’s or Fitch Ratings are generally considered to be “junk” bonds.

6. Risks Associated with Rule 144A Securities

Rule 144A securities are securities that are exempt from registration in compliance with the Securities Act of 1933, as amended, and the rules thereunder, and may have legal restrictions on resale. Under Rule 144A, these privately placed securities may be resold to qualified institutional buyers (“QIBs”), subject to certain conditions. An insufficient number of QIBs interested in purchasing Rule 144A securities at a particular time could adversely affect the marketability of the securities and a Fund might be unable to dispose of the securities promptly or at a reasonable price. As of November 30, 2019, First Western Fixed Income Fund, First Western Short Duration Bond Fund and First Western Short Duration High Yield Credit Fund had 13.3%, 17.0% and 59.3%, respectively, of the value of their net assets invested in Rule 144A securities.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The First Western Funds Trust

By (Signature and Title)*		/s/ John E. Sawyer
John E. Sawyer, President

Date	January 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ John E. Sawyer
John E. Sawyer, President

Date	January 24, 2020

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer

Date	January 24, 2020

*	Print the name and title of each signing officer under his or her signature.